Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 77,496	$ 38,180
Current Portion of Derivative Liabilities	(12,205)	(80,423)
Derivative Liabilities	(56,352)	(48,388)
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	3,699	1,220
Other Non-Current Assets	17,361	41,147
Accrued Liabilities and Other	(3,191)	(5,664)
Current Portion of Derivative Liabilities	(12,205)	(80,423)
Derivative Liabilities	(56,352)	(48,388)
Derivative | Derivatives designated as a cash flow hedge | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	784	0
Other Non-Current Assets	2,362	1,037
Accrued Liabilities and Other	(20)	(18)
Current Portion of Derivative Liabilities	0	(751)
Derivative Liabilities	0	(7)
Derivative | Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	2,915	1,124
Other Non-Current Assets	2,973	4,319
Accrued Liabilities and Other	(2,498)	(4,836)
Current Portion of Derivative Liabilities	(7,419)	(35,134)
Derivative Liabilities	(32,672)	(38,213)
Derivative | Derivatives not designated as a cash flow hedge | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	96
Other Non-Current Assets	0	0
Accrued Liabilities and Other	0	0
Current Portion of Derivative Liabilities	0	(15)
Derivative Liabilities	0	0
Derivative | Derivatives not designated as a cash flow hedge | Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	0	5,042
Accrued Liabilities and Other	(713)	(810)
Current Portion of Derivative Liabilities	(4,729)	(44,523)
Derivative Liabilities	(23,680)	(10,168)
Derivative | Derivatives not designated as a cash flow hedge | Stock Purchase Warrants
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	12,026	30,749
Accrued Liabilities and Other	0	0
Current Portion of Derivative Liabilities	0	0
Derivative Liabilities	0	$ 0
Derivative | Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0
Other Non-Current Assets	0
Accrued Liabilities and Other	0
Current Portion of Derivative Liabilities	(57)
Derivative Liabilities	$ 0